Available-For-Sale Securities Included in Short-Term Investments and Investments By Major Security Type (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available for sale Securities Current
Schedule of Available-for-sale Securities [Line Items]
Cost		¥ 1,001
Fair value		1,001
Available for sale Securities Current | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	20	1,000
Fair value	20	1,000
Available for sale Securities Current | Government Bond
Schedule of Available-for-sale Securities [Line Items]
Cost		1
Fair value		1
Available for sale Securities Noncurrent
Schedule of Available-for-sale Securities [Line Items]
Cost	18,519	21,266
Gross unrealized holding gains	3,275	5,830
Gross unrealized holding losses	1,536	741
Fair value	20,258	26,355
Available for sale Securities Noncurrent | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	569	1,017
Gross unrealized holding gains	73	42
Gross unrealized holding losses	84	65
Fair value	558	994
Available for sale Securities Noncurrent | Government Bond
Schedule of Available-for-sale Securities [Line Items]
Cost	172	183
Gross unrealized holding losses	22	22
Fair value	150	161
Available for sale Securities Noncurrent | Fund Trusts
Schedule of Available-for-sale Securities [Line Items]
Cost	1,867	1,778
Gross unrealized holding gains	2	20
Gross unrealized holding losses	43
Fair value	1,826	1,798
Available for sale Securities Noncurrent | Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	15,911	18,288
Gross unrealized holding gains	3,200	5,768
Gross unrealized holding losses	1,387	654
Fair value	¥ 17,724	¥ 23,402